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                                                                   HARTFORD LIFE

                                                          Lynn Higgins
                                                          Senior Legal Assistant


September 20, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:    Hartford Life Insurance Company
       Separate Account Seven (Registrant)
       Hartford Leaders Edge
       File No. 333-68463

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 9 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on September 10, 2001.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins